Document And Entity Information	Oct. 05, 2026
Document Information [Line Items]
Entity, Registrant Name	ART’S-WAY MANUFACTURING CO., INC.
Document, Type	8-K
Document, Period End Date	Oct. 05, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-05131
Entity, Tax Identification Number	42-0920725
Entity, Address, Address Line One	5556 Highway 9
Entity, Address, City or Town	Armstrong
Entity, Address, State or Province	IA
Entity, Address, Postal Zip Code	50514
City Area Code	712
Local Phone Number	208-8467
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock $0.01 par value
Trading Symbol	ARTW
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000007623